Cash and cash equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash And Cash Equivalents [Abstract]
Cash and banks	$ 13,566,098	$ 15,464,312	$ 9,890,007
Investments with maturities less than three months	4,331,423	623,898	4,771,961
Cash and cash equivalents	17,901,845	16,088,210	14,661,968	$ 14,020,491
Restricted cash	4,324	24,058	19,236
Total cash and cash equivalents and restricted cash	$ 17,901,845	$ 16,112,268	$ 14,681,204